INCOME TAXES	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

11. INCOME TAXES

Pursuant to the current rules and regulations, BVI currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the BVI.

The Company is subject to Hong Kong profits tax at a rate of 16.5% on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HKD2 million and 16.5% for any assessable profits in excess of HKD2 million.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses:

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Current income tax expenses	1,367,992	47,875	228,402
Deferred income tax recovery	(22,574)	(1,904)	(54,206)
Income tax expense	1,345,418	45,971	174,196

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision were as follows:

	Years ended September 30,
	2022	2023	2024
	US$	US$	US$
Income before income tax	8,327,098	500,386	394,839
Tax expenses at the BVI statutory income tax rate	-	-	-

Tax effect of rate differences in various jurisdictions	1,373,971	82,564	65,149
Tax effect of non-deductible expenses	-	-	124,189
Tax effect of non-taxable income	(24,483)	(3,677)	(1,979)
Tax effect of temporary difference	18,366	(10,224)	8,760
Additional tax reduction related to two tiered profits tax regime	(22,436)	(22,692)	(21,923)

Income tax expense	1,345,418	45,971	174,196

The significant components of the Company’s deferred tax assets are as follows:

	As of September 30,
	2023	2024
	US$	US$
Deferred tax assets:
Allowance of expected credit loss	32,658	63,808
Property, plant and equipment	85,753	108,809
Total deferred tax assets	118,411	172,617

As of September 30, 2023 and 2024, the Company had no unrecognized tax benefit.